Income Tax - Summary of Breakdown of Deferred Tax (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment for inflation of the opening deferred liabilities	$ (3,432)
IFRS9 [member] | Financial assets impaired [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impairment of financial assets	$ 127